Document and Entity Information	Feb. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 12, 2026
Entity Registrant Name	Alkermes plc.
Entity Incorporation State Country Code	L2
Entity File Number	001-35299
Entity Tax Identification Number	98-1007018
Entity Address Address Line 1	Connaught House
Entity Address Address Line 2	1 Burlington Road
Entity Address City Or Town	Dublin 4
Entity Address Country	IE
Entity Address Postal Zip Code	D04 C5Y6
City Area Code	353
Local Phone Number	1-772-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, $0.01 par value
Trading Symbol	ALKS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001520262
Amendment Flag	false